Subsequent events	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events [Text Block]
Note 17 – Subsequent events

On August 19, 2015, the Board of Directors of the Company authorized USCNHK to form a wholly-owned subsidiary, Lishui Tantech Energy Tech Co., Ltd. (“Lishui Tantech”). On April 7, 2016, Lishui Tantech was registered in Lishui, China under the PRC law.

On March 1, 2016, Tantech Holdings Ltd. (“Tantech”) entered into a securities purchase agreement (the “Securities Purchase Agreement”), pursuant to which Tantech agreed to sell securities to various purchasers (the “Purchasers”) in a private placement transaction (the “Private Placement”).  The Private Placement closed on March 1, 2016. Pursuant to the Securities Purchase Agreement, Tantech agrees to transfer, assign, set over and deliver to the Purchasers and the Purchasers agree, severally and not jointly, to acquire from the Tantech in the aggregate 1,693,000 shares of Tantech’s common stock (the “Shares”) at USD$4.70 per share for USD$7,957,100.00. There will be 23,293,000 shares of common stock outstanding after the issuance of the shares purchased.